Intangible Assets	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 8 - Intangible Assets

Safety Shot Acquisition

On July 10, 2023, the Company entered into an Asset Purchase Agreement (the “APA”) with GBB Drink Lab, Inc. (“GBB”) under the terms of which the Company acquired certain assets of GBB (the “Purchased Assets”) which included the patents for a blood alcohol reduction product Safety Shot, an over-the- counter dietary supplement that can lower blood alcohol content by supporting its metabolism. The purchase price was 5,000,000 shares of the Company’s restricted common stock, valued at $2,468,500, plus $200,000in cash and additional amounts based upon achieving certain benchmarks. At the time of purchase GBB had no employees, no revenues and no operations and reported its only asset was intellectual property. Using guidance provided under the FASB Accounting Standards Update No. 2017-01, Clarifying the Definition of a business, the transaction was accounted for as a single asset purchase and the entire purchase price of $2,668,500 was allocated to the patents. The APA also contains two earn-out provisions that entitle GBB to additional consideration for the Purchased Assets in the maximum amount of $5,500,000 as follows: (i) in the event that during the Earn-Out Period, the Company receives cash proceeds of at least $11,000,000 from exercises of the Company’s $1.00 Warrants at an exercise price of $1.00 per Common Share (“Milestone 1”), the Company shall pay to the Seller $2,500,000 payable in cash; and (ii) in the event that during the Earn-Out Period, the Company receives cash proceeds of at least $14,000,000 from exercises of the Company’s outstanding July 2021 Warrants at an exercise price of $1.40 per Common Share (“Milestone 2” and collectively with Milestone 1, the “Earn-Out Milestones” and individually, an “Earn-Out Milestone”), the Company shall pay to the Seller an additional $3,000,000 in cash. In December 2023, the Company paid an additional $2,000,000 under the earn-our provisions which was allocated to the patents. As of September 30, 2024, GBB is entitled to an additional payment of $175,000 under Milestone 2).

The patents will be amortized over twelve years (the remaining 12-year life of the patents). During the nine months ended September 30, 2024 and year ended December 31, 2023, the Company recognized $305,550 and $157,443 of amortization expense, respectively.

Purchase Price:		Allocation of Purchase Price:
Cash	$2,200,000	Patents	4,913,194
Fair value of stock issued	2,468,500	Amortization	(462,993)
Addition legal costs for patent	$69,694
Contingent Liability	175,000
	$4,913,194	Balance	4,450,201